4. Cash and balances with the Brazilian Central Bank (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents	R$ 20,148,725	R$ 20,127,364	R$ 19,463,587
Of which:
Cash	4,266,197	4,877,849	4,235,096
Cash and Foreign currency application abroad	15,882,528	15,249,515	15,228,491
Total	R$ 20,148,725	R$ 20,127,364	R$ 19,463,587